SUBSIDIARY PUBLIC ISSUERS - Schedule of Consolidated Balance Sheet Financial Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 12,298	$ 8,835
Long-term assets	86,403	85,974
Current liabilities	21,698	14,565
Long-term liabilities	42,029	43,788
Equity	34,974	36,456	$ 29,979	$ 26,286
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	30,370	32,218
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	24,164	26,168
Equity	24,164	26,168	18,863	14,755
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,524	2,457
Equity	2,524	2,457	2,684	2,892
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,330	2,269
Equity	2,330	2,269
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		2,269
Equity	2,330	2,269	2,479	2,561
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	563	537
Equity	563	537	583	571
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	737	737
Equity	737	737	$ 592	$ 592
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	634	634
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	1	41
Long-term assets	4,686	4,282
Current liabilities	83	80
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	634	634
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	386	369
Long-term assets	238	227
Current liabilities	8	8
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	563	537
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	3,572	3,193
Long-term assets	1	1
Current liabilities	50	322
Long-term liabilities	3,495	2,853
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	888	429
Long-term assets	42,326	41,568
Current liabilities	8,478	7,257
Long-term liabilities	45	352
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,524	2,457
Subsidiary Credit Supporters | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	737	737
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	639	639
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	12,294	8,836
Long-term assets	86,282	85,893
Current liabilities	21,043	13,619
Long-term liabilities	38,489	40,583
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	24,164	26,168
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,330
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		2,269
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,843)	(4,033)
Long-term assets	(47,130)	(45,997)
Current liabilities	(7,964)	(6,721)
Long-term liabilities	0	0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (639)	$ (639)